Goodwill and Other Intangible Assets (Details 6) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Components of credit card relationships, core deposits and other intangible assets [Abstract]
Components of credit card relationships, core deposits and other intangible assets , Net Carrying Value	$ 3,857	$ 4,039
Core Deposit Intangibles [Member]
Components of credit card relationships, core deposits and other intangible assets [Abstract]
Components of credit card relationships, core deposits and other intangible assets , Gross amount	4,132	4,280
Components of credit card relationships, core deposits and other intangible assets , Accumulated amortization	3,326	3,401
Components of credit card relationships, core deposits and other intangible assets , Net Carrying Value	806	879
Other intangibles [Member]
Components of credit card relationships, core deposits and other intangible assets [Abstract]
Components of credit card relationships, core deposits and other intangible assets , Gross amount	2,466	2,515
Components of credit card relationships, core deposits and other intangible assets , Accumulated amortization	817	845
Components of credit card relationships, core deposits and other intangible assets , Net Carrying Value	1,649	1,670
Purchased Credit Card Relationships [Member]
Components of credit card relationships, core deposits and other intangible assets [Abstract]
Components of credit card relationships, core deposits and other intangible assets , Gross amount	3,829	5,789
Components of credit card relationships, core deposits and other intangible assets , Accumulated amortization	3,009	4,892
Components of credit card relationships, core deposits and other intangible assets , Net Carrying Value	820	897
Other credit card- related intangibles [Member]
Components of credit card relationships, core deposits and other intangible assets [Abstract]
Components of credit card relationships, core deposits and other intangible assets , Gross amount	858	907
Components of credit card relationships, core deposits and other intangible assets , Accumulated amortization	276	314
Components of credit card relationships, core deposits and other intangible assets , Net Carrying Value	$ 582	$ 593